INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory federal and provincial tax rate	27.00%	28.50%
Expected tax recovery at statutory rate	$ (7,490)	$ (5,859)
Foreign income taxed at higher rates	25	(123)
Permanent differences and other	243	478
Benefit of deferred tax assets not recognized	7,308	5,870
Income tax expense	$ 86	$ 366